Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of Operations and Comprehensive Loss
Revenues, net	$ 6,662			$ 3,002			$ 15,979	$ 6,888	$ 10,884	$ 4,101	$ 749
Cost of product revenues	2,477			1,425			6,787	5,183	6,836	10,718	282
Gross profit	4,185			1,577			9,192	1,705	4,048	(6,617)	467
Operating expenses:
Research and development	705			788			2,171	2,901	3,253	6,246	13,500
Selling and marketing	4,800			5,560			14,040	23,523	30,369	43,444	23,285
General and administrative	2,680			2,815			8,813	9,837	11,860	14,698	12,735
Loss on disposition of assets				11,122				11,122	11,122
Loss on disposition of assets									11,122
Total operating expenses	8,185			20,285			25,024	47,383	56,604	64,388	49,520
Loss from operations	(4,000)			(18,708)			(15,832)	(45,678)	(52,556)	(71,005)	(49,053)
Other income (expense)
Interest income	13			46			61	50	80	25	309
Interest expense	(341)			(1,004)			(1,114)	(2,699)	(3,131)	(3,914)	(3,109)
Unrealized gain on warrant liability	3,529			13,736			6,890	22,171	25,520	3,827
Total other income, net	3,201			12,778			5,837	19,522	22,469	(62)	(2,800)
Loss before benefit from income taxes	(799)			(5,930)			(9,995)	(26,156)	(30,087)	(71,067)	(51,853)
Benefit from income taxes								4,675	4,675
Net loss and comprehensive loss	$ (799)	$ (3,809)	$ (5,389)	$ (5,930)	$ (5,168)	$ (10,385)	$ (9,995)	$ (21,481)	$ (25,412)	$ (71,067)	$ (51,853)
Net loss per share (basic) (in dollars per share)	$ (0.27)			$ (8.01)			$ (5.30)	$ (71.61)	$ (1.18)	$ (29.28)	$ (24.40)
Net loss per share (diluted) (in dollars per share)	$ (0.27)			$ (8.01)			$ (5.30)	$ (71.61)	$ (1.18)	$ (29.28)	$ (24.40)
Weighted-average common shares (basic) (in shares)	2,950,136			739,957			1,884,793	299,970	21,610,947	2,426,821	2,117,077
Weighted-average common shares (diluted) (in shares)	2,950,136			739,957			1,884,793	299,970	21,610,947	2,426,821	2,117,077
Other comprehensive income:
Unrealized (loss) gain on marketable securities										$ (3)	$ 3
Comprehensive loss									$ (25,412)	$ (71,070)	$ (51,850)